Income Taxes - Schedule of Deferred Tax Assets (Details) - ILS (₪)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforward	₪ (3,726,768)	₪ (2,993,551)
Israeli statutory tax rate	23.00%	23.00%
Expected tax benefit	₪ 857,157	₪ 688,517
Total deferred tax assets	857,157	688,517
Less: Valuation allowance	(857,157)	(688,517)
Net deferred tax assets